CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 9) (USD $)												12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Carry value	Dec. 31, 2012 Recurring	Dec. 31, 2011 Recurring	Dec. 31, 2012 Nonrecurring Equity securities Privately-held companies	Dec. 31, 2011 Nonrecurring Equity securities Privately-held companies	Dec. 31, 2012 Level 1 Recurring	Dec. 31, 2011 Level 1 Recurring	Dec. 31, 2012 Level 3	Dec. 31, 2012 Level 3 Recurring	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Maturity period of bank notes receivable												3 months	1 year
Combined fair value of the long term investments in available-for-sale securities	$ 31,000,000		$ 31,000,000							$ 31,000,000
Short-term investment				296,000	2,372,000			296,000	2,372,000
Long-term investments	62,443,000	19,226,000		31,000,000							31,000,000
Investment fair value						$ 31,400,000	$ 19,200,000